Goodwill - Changes in carrying amounts of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 10,572
Goodwill, end of period	10,906	$ 10,572
BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, end of period	3,046
BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, end of period	4,914
BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill, end of period	2,946
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		10,604
Acquisitions and other	334	(26)
Reclassified to assets held for sale		(6)
Goodwill, end of period	10,906
Goodwill | BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	3,046	3,046
Acquisitions and other	0	0
Reclassified to assets held for sale		0
Goodwill, end of period		3,046
Goodwill | BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	4,580	4,612
Acquisitions and other	334	(26)
Reclassified to assets held for sale		(6)
Goodwill, end of period		4,580
Goodwill | BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	2,946	2,946
Acquisitions and other	$ 0	0
Reclassified to assets held for sale		0
Goodwill, end of period		$ 2,946